FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9. FAIR VALUE MEASUREMENTS

The Company follows the guidance in ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:	Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:	Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

At March 31, 2021, investments held in the Trust account were comprised of $278,002,870 in money market funds which are invested primarily in U.S. Treasury Securities. As of March 31, 2021, the Company did not withdraw any interest income from the Trust Account.

The Company utilizes a Monte Carlo simulation model to value the Public Warrants and a Modified Black Scholes model to value the Private Placement Warrants at each reporting period, with changes in fair value recognized in the statement of operations. The estimated fair value of the warrant liabilities are determined using Level 3 inputs. Inherent in a binomial options pricing model are assumptions related to expected share-price volatility, expected life, risk-free interest rate and dividend yield. The Company estimates the volatility of its common stock based on historical volatility that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates to remain at zero.

There were no transfers between Levels 1, 2 or 3 during the three months ended March 31, 2021.

The following table provides the significant unobservable inputs used in the Monte Carlo Simulation to measure the fair value of the Public Warrants:

	At March 8, 2021 (Initial Measurement)	As of March 31, 2021
Stock price	10.02	10.35
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	90.0%
Expected life of the option to convert (in years)	5.5	5.5
Volatility	15%	15%
Risk-free rate	0.96%	1.04%
Fair value of warrants	0.86	1.00

The following table provides the significant unobservable inputs used in the Modified Black Scholes model to measure the fair value of the Private Placement Warrants:

	At March 8, 2021 (Initial Measurement)	As of March 31, 2021
Stock price	10.02	10.02
Strike price	11.50	11.50
Probability of completing a Business Combination	90.0%	90.0%
Dividend yield	—%	—%
Remaining term (in years)	5.5	5.5
Volatility	24.0%	24.0%
Risk-free rate	0.96%	1.04%
Fair value of warrants	0.86	1.00

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$—	$—	$—
Initial measurement at March 8, 2021	9,152,167	44,730,000	13,882,167
Initial measurement of over-allotment warrants	545,935	488,811	1,034,746
Change in valuation inputs or other assumptions	908,707	856,261	1,836,968

Fair value as of March 31, 2021	$10,678,809	$6,075,072	$16,753,881